UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13 F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2007

Check here if Amendment

;  Amendment Number:


This Amendment (Check only one.):

is a restatement.


adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Latash Investments, LLC
Address:
Suite 412, 301 W. Northern Lights Blvd.

Anchorage, AK 99503



Form 13F File Number:  28-
11297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Gary Dalton
Title:
President
Phone:
907-868-7580

Signature, Place, and Date of Signing:



Anchorage, Alaska
November 14, 2007
[Signature]
[City, State]
[Date]


Report Type (Check only one):

X
13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number

Name
28-


[Repeat as necessary]


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
15
Form 13F Information Table Value Total:
129,896,457

(thousands)


List of Other Included Managers:	None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No.
Form 13F File Number
Name

28-


[Repeat as necessary]

FORM 13F INFORMATION TABLE






VOTING AUTHORITY
NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
(X$1,000)
SHRS OR PRN
AMT
SH/
PRN
PUT/
CALL
INV
DIS
OTHER MANAGERS
SOLE
SHARED
NONE
AT&T
Common
00206R102
321.598
7,601


X

X


Bank of America
Common
06505104
5,452.334
108,461


X

X


BP
Common
055622104
250.214
3,608


X

X


Chevron
Common
166764100
239.377
2,558


X

X


Cisco
Common
17275R102
331.299
10,000


X

X


ConocoPhillips
Common
20825C104
342.303
3,900


X

X


Dicks Sporting Goods
Common
253393102
201.450
3,000


X

X


Exxonmobil
Common
30231G102
1,147.744
12,400


X

X


Foundation Coal
Common
35039W100
200.037
5,103


X

X


General Dynamics
Common
369550108
211.175
2500


X

X


Gilead Sciences
Common
375558103
269.742
6,600


X

X


Intel
Common
458140100
724.080
28,000


X

X


Illinois Tool Works
Common
452308109
1,996.270
33,472


X

X


Microsoft
Common
594918104
1,119.480
38,000


X

X


Wells Fargo
Common
949746101
117,088.354
3,287,152


X

X